UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	08/31/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
August 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 27.4%
Aerospace & Defense - .1%
General Electric,
Sr. Unscd. Notes, 3 Month LIBOR + .51%	2.85	1/14/19	405,000	[a]	405,417
Agriculture - .0%
Reynolds American,
Gtd. Notes	4.85	9/15/23	75,000		78,296
Asset-Backed Certificates - .5%
Dell Equipment Finance Trust,
Ser. 2017-2, Cl. A3	2.19	10/24/22	205,000	[b]	203,127
Starwood Waypoint Homes Trust,
Ser. 2017-1, Cl. A, 1 Month LIBOR +
.95%	3.01	1/17/35	372,257	[a,b]	373,396
Tricon American Homes,
Ser. 2017-SFR2, Cl. A	2.93	1/17/36	245,000	[b]	236,761
Verizon Owner Trust,
Ser. 2017-3A, Cl. A1A	2.06	4/20/22	400,000	[b]	394,554
Verizon Owner Trust,
Ser. 2018-1A, Cl. A1A	2.82	9/20/22	360,000	[b]	358,320
					1,566,158
Asset-Backed Ctfs./Auto Receivables - .8%
AmeriCredit Automobile Receivables
Trust,
Ser. 2014-1, Cl. C	2.15	3/9/20	1,901		1,901
AmeriCredit Automobile Receivables
Trust,
Ser. 2015-3, Cl. C	2.73	3/8/21	435,000		434,803
AmeriCredit Automobile Receivables
Trust,
Ser. 2017-4, Cl. A3	2.04	7/18/22	500,000		493,729
CarMax Auto Owner Trust,
Ser. 2017-4, Cl. A4	2.33	5/15/23	170,000		166,475
Enterprise Fleet Financing,
Ser. 2017-3, Cl. A2	2.13	5/20/23	170,000	[b]	168,462
Hyundai Auto Lease Securitization Trust,
Ser. 2017-C, Cl. A3	2.12	2/16/21	315,000	[b]	312,705
Hyundai Auto Lease Securitization Trust,
Ser. 2017-C, Cl. A4	2.21	9/15/21	295,000	[b]	291,503
OSCAR US Funding Trust IX,
Ser. 2018-2A, Cl. A4	3.63	9/10/25	320,000	[b]	321,080
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A3	2.45	12/10/21	40,000	[b]	39,530
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A4	2.76	12/10/24	50,000	[b]	49,211

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 27.4% (continued)
Asset-Backed Ctfs./Auto Receivables - .8% (continued)
OSCAR US Funding Trust VIII,
Ser. 2018-1A, Cl. A4	3.50	5/12/25	380,000	[b]	381,936
					2,661,335
Banks - 2.2%
Bank of America,
Sr. Unscd. Notes	3.00	12/20/23	229,000		223,066
Bank of America,
Sr. Unscd. Notes	3.42	12/20/28	200,000		188,509
Bank of America,
Sr. Unscd. Notes	3.50	5/17/22	60,000		60,119
Bank of America,
Sr. Unscd. Notes	3.97	3/5/29	330,000		324,389
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	68,000		69,138
Bank of America,
Sr. Unscd. Notes, 3 Month LIBOR +
1.04%	3.38	1/15/19	520,000	[a]	522,066
Citigroup,
Sr. Unscd. Notes	3.88	10/25/23	325,000		328,594
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	180,000		185,956
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	260,000		263,997
Citigroup,
Sub. Notes	4.75	5/18/46	330,000		326,608
Cooperatieve Rabobank,
Gtd. Notes	3.75	7/21/26	250,000		238,824
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1, 3 Month LIBOR
+ .83%	3.16	3/12/19	365,000	[a]	365,483
Goldman Sachs Group,
Sr. Unscd. Notes	3.69	6/5/28	100,000		95,481
Goldman Sachs Group,
Sr. Unscd. Notes	3.81	4/23/29	190,000		181,812
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR +
1.10%	3.41	11/15/18	505,000	[a]	506,072
Goldman Sachs Group,
Sr. Unscd. Notes, 3 Month LIBOR +
1.60%	3.92	11/29/23	395,000	[a]	412,474
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	235,000		243,677
JPMorgan Chase & Co.,
Sub. Notes	4.25	10/1/27	345,000		345,395
Key Bank,
Sr. Unscd. Notes	2.50	11/22/21	250,000		244,109
KFW,
Gtd. Notes	2.38	12/29/22	565,000		552,693

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 27.4% (continued)
Banks - 2.2% (continued)
Lloyds Banking Group,
Sub. Notes	4.65	3/24/26	200,000		197,978
Morgan Stanley,
Sr. Unscd. Bonds	3.70	10/23/24	85,000		84,331
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	310,000		312,136
Morgan Stanley,
Sr. Unscd. Notes	4.00	7/23/25	75,000		75,342
Morgan Stanley,
Sr. Unscd. Notes, 3 Month LIBOR +
1.18%	3.53	1/20/22	110,000	[a]	111,726
PNC Financial Services Group,
Sr. Unscd. Notes	3.30	3/8/22	210,000		209,961
Wells Fargo & Co.,
Sr. Unscd. Notes	3.07	1/24/23	175,000		171,304
Wells Fargo & Co.,
Sub. Notes	4.30	7/22/27	410,000		410,482
					7,251,722
Beverage Products - .1%
Anheuser-Busch InBev Finance,
Gtd. Notes	4.90	2/1/46	245,000		249,921
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.00	4/13/28	155,000		154,688
Keurig Dr. Pepper,
Gtd. Notes	4.06	5/25/23	35,000	[b]	35,235
					439,844
Chemicals - .2%
Dow Chemical,
Sr. Unscd. Notes	4.63	10/1/44	320,000		318,036
LYB International Finance,
Gtd. Notes	4.00	7/15/23	190,000		191,451
					509,487
Commercial & Professional Services - .1%
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	280,000	[b]	354,230
Commercial Mortgage Pass-Through Ctfs. - .4%
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. A4	3.18	2/10/48	555,000		547,184
Commercial Mortgage Trust,
Ser. 2017-CD3, Cl. A4	3.63	2/10/50	465,000		466,381
DBCG Mortgage Trust,
Ser. 2017-BBG, Cl. A	2.76	6/15/34	335,000	[b]	335,399
					1,348,964
Diversified Financials - .2%
American Express Credit,
Sr. Unscd. Notes, Ser. F	2.60	9/14/20	185,000		183,572

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 27.4% (continued)
Diversified Financials - .2% (continued)
Capital One Bank USA,
Sub. Notes	3.38	2/15/23	300,000	293,686
Visa,
Sr. Unscd. Notes	3.15	12/14/25	155,000	151,893
				629,151
Electronic Components - .1%
Corning,
Sr. Unscd. Notes	4.38	11/15/57	155,000	139,707
Energy - 1.0%
BP Capital Markets,
Gtd. Bonds	2.32	2/13/20	550,000	545,430
Concho Resources,
Gtd. Notes	4.88	10/1/47	60,000	60,783
ConocoPhillips,
Gtd. Notes	4.95	3/15/26	280,000	303,196
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	340,000	351,022
Energy Transfer Partners,
Sr. Unscd. Notes	5.95	10/1/43	90,000	93,743
EQT,
Sr. Unscd. Notes	3.00	10/1/22	20,000	19,425
EQT,
Sr. Unscd. Notes	3.90	10/1/27	260,000	244,967
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000	233,411
Kinder Morgan Energy Partners,
Gtd. Notes	5.00	3/1/43	140,000	136,298
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	285,000	322,449
MPLX,
Sr. Unscd. Notes	4.13	3/1/27	110,000	107,804
MPLX,
Sr. Unscd. Notes	5.20	3/1/47	210,000	210,264
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	90,000	90,027
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	75,000	77,805
TransCanada PipeLines,
Sr. Unscd. Notes	4.25	5/15/28	275,000	277,501
Western Gas Partners,
Sr. Unscd. Notes	4.50	3/1/28	65,000	63,946
Western Gas Partners,
Sr. Unscd. Notes	5.30	3/1/48	45,000	43,026
				3,181,097
Environmental Control - .1%
Republic Services,
Sr. Unscd. Notes	3.38	11/15/27	75,000	72,175

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 27.4% (continued)
Environmental Control - .1% (continued)
Waste Management,
Gtd. Notes	4.60	3/1/21	80,000	82,592
				154,767
Food Products - .2%
Kraft Foods Group,
Gtd. Notes	6.88	1/26/39	140,000	165,343
Kraft Heinz Foods,
Gtd. Notes	3.95	7/15/25	305,000	300,637
				465,980
Foreign/Governmental - .5%
Asian Development Bank,
Sr. Unscd. Notes	2.25	1/20/21	315,000	311,072
European Investment Bank,
Sr. Unscd. Notes	2.50	3/15/23	310,000	304,361
Inter-American Development Bank,
Unscd. Notes	2.50	1/18/23	300,000	295,404
International Bank For Reconstruction &
Development,
Unscd. Notes	2.00	1/26/22	320,000	311,096
Mexican Government,
Sr. Unscd. Notes	4.15	3/28/27	285,000	281,687
Mexican Government,
Sr. Unscd. Notes	4.75	3/8/44	120,000	114,960
				1,618,580
Health Care - .9%
Abbott Laboratories,
Sr. Unscd. Notes	4.90	11/30/46	170,000	185,446
AbbVie,
Sr. Unscd. Notes	3.20	5/14/26	285,000	268,832
Aetna,
Sr. Unscd. Notes	2.80	6/15/23	525,000	506,569
AmerisourceBergen,
Sr. Unscd. Notes	3.25	3/1/25	130,000	124,568
CVS Health,
Sr. Unscd. Notes	4.30	3/25/28	320,000	318,204
Gilead Sciences,
Sr. Unscd. Notes	3.65	3/1/26	75,000	74,317
Gilead Sciences,
Sr. Unscd. Notes	4.75	3/1/46	110,000	114,627
Medtronic,
Gtd. Notes	4.63	3/15/45	345,000	369,955
Mylan,
Gtd. Notes	3.15	6/15/21	195,000	192,234
Shire Acquisitions Investments Ireland,
Gtd. Notes	2.88	9/23/23	295,000	281,877
Thermo Fisher Scientific,
Sr. Unscd. Notes	2.95	9/19/26	195,000	182,183

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 27.4% (continued)
Health Care - .9% (continued)
UnitedHealth Group,
Sr. Unscd. Notes	4.75	7/15/45	155,000		168,018
					2,786,830
Insurance - .5%
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	460,000		482,393
MassMutual Global Funding II,
Scd. Notes	2.95	1/11/25	200,000	[b]	192,016
Metropolitan Life Global Funding I,
Sr. Scd. Notes	2.40	1/8/21	405,000	[b]	397,764
Metropolitan Life Global Funding I,
Sr. Scd. Notes	3.00	9/19/27	545,000	[b]	515,031
Principal Financial Group,
Gtd. Notes	4.30	11/15/46	125,000		121,892
					1,709,096
Internet Software & Services - .1%
Amazon. com,
Sr. Unscd. Notes	4.05	8/22/47	175,000		173,359
Media - .5%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	55,000		55,894
21st Century Fox America,
Gtd. Notes	6.65	11/15/37	245,000		316,746
Charter Communication,
Sr. Scd. Notes	4.91	7/23/25	185,000		188,905
Comcast,
Gtd. Notes	6.50	11/15/35	210,000		255,248
Cox Communications,
Sr. Unscd. Notes	4.60	8/15/47	140,000	[b]	131,155
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	240,000		248,254
Sky,
Gtd. Notes	3.75	9/16/24	265,000	[b]	265,369
Time Warner,
Gtd. Debs.	5.35	12/15/43	225,000		220,796
					1,682,367
Metals & Mining - .0%
Glencore Funding,
Gtd. Notes	3.00	10/27/22	95,000	[b]	91,187
Municipal Bonds - .3%
Los Angeles Department of Water and
Power,
Revenue Bonds (Build America Bonds)	5.72	7/1/39	120,000		149,411
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue Bonds
(Build America Bonds)	6.09	11/15/40	10,000		12,732

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 27.4% (continued)
Municipal Bonds - .3% (continued)
Metropolitan Transportation Authority,
Revenue Bonds (Build America Bonds)	6.55	11/15/31	225,000		278,143
New Jersey Economic Development
Authority,
School Facilities Construction Revenue
Bonds	4.45	6/15/20	425,000		432,875
New York City,
GO (Build America Bonds)	5.99	12/1/36	135,000		168,847
					1,042,008
Real Estate - .5%
Alexandria Real Estate Equities,
Gtd. Notes	3.95	1/15/27	40,000		39,048
Alexandria Real Estate Equities,
Gtd. Notes	4.50	7/30/29	165,000		166,120
Columbia Property Trust,
Gtd. Notes	3.65	8/15/26	435,000		409,704
Digital Realty Trust,
Gtd. Notes	3.70	8/15/27	255,000		245,272
Simon Property Group,
Sr. Unscd. Notes	3.50	9/1/25	300,000		296,243
Ventas Realty,
Gtd. Notes	3.10	1/15/23	210,000		204,941
Vereit Operating Partner,
Gtd. Notes	3.95	8/15/27	190,000		181,340
					1,542,668
Retailing - .0%
Dollar Tree,
Sr. Unscd. Notes	4.20	5/15/28	110,000		108,436
Semiconductors & Semiconductor Equipment - .1%
Broadcom,
Gtd. Notes	3.00	1/15/22	390,000		380,560
Technology Hardware & Equipment - .1%
Diamond 1 Finance,
Sr. Scd. Notes	6.02	6/15/26	175,000	[b]	185,671
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.40	10/15/22	75,000		77,295
					262,966
Telecommunication Services - .4%
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	85,000		83,897
AT&T,
Sr. Unscd. Notes	5.45	3/1/47	565,000		561,193
Sprint Spectrum,
Sr. Scd. Notes	4.74	3/20/25	200,000	[b]	200,500
Telefonica Emisiones,
Gtd. Notes	5.21	3/8/47	150,000		148,122

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 27.4% (continued)
Telecommunication Services - .4% (continued)
Verizon Communications,
Sr. Unscd. Notes	3.38	2/15/25	349,000		340,179
					1,333,891
Transportation - .2%
CSX,
Sr. Unscd. Notes	2.60	11/1/26	380,000	[c]	348,030
CSX,
Sr. Unscd. Notes	3.35	11/1/25	205,000		200,787
FedEx,
Gtd. Notes	4.40	1/15/47	205,000		194,902
					743,719
U. S. Government Agencies - .3%
Federal Home Loan Bank,
Bonds	1.88	11/29/21	445,000		433,378
Federal National Mortgage Association,
Notes	2.38	1/19/23	575,000	[d]	565,099
					998,477
U. S. Government Agencies Mortgage-Backed - 6.9%
Federal Home Loan Mortgage Corp.:
3.00%, 11/1/46-12/1/46			1,335,983	[d]	1,293,765
3.50%, 12/1/41-11/1/44			2,773,429	[d]	2,771,338
5.50%, 4/1/22-1/1/36			96,833	[d]	103,826
Federal National Mortgage Association:
2.87%, 1/1/48			606,121	[d]	603,849
2.89%, 12/1/47			526,253	[d]	524,523
3.00%, 5/1/30-7/1/43			2,071,781	[d]	2,044,210
3.50%, 5/1/38-2/1/48			7,584,482	[d]	7,563,151
4.00%, 7/1/42-6/1/47			1,180,987	[d]	1,212,346
4.50%, 2/1/39-9/1/43			1,787,278	[d]	1,870,058
5.00%, 8/1/20-7/1/39			394,607	[d]	421,420
5.50%, 9/1/34-5/1/39			72,621	[d]	80,167
8.00%, 3/1/30			109	[d]	110
Government National Mortgage Association I
5.50%, 4/15/33			20,196		22,310
Government National Mortgage Association II:
3.00%, 1/20/45-11/20/47			1,629,180		1,597,482
4.00%, 10/20/47-1/20/48			1,347,212		1,381,049
4.50%, 7/20/48			982,024		1,021,772
					22,511,376
U. S. Government Securities - 9.6%
U.S. Treasury Bonds	3.13	5/15/48	2,550,000		2,601,598
U.S. Treasury Bonds	4.50	2/15/36	2,755,000	[c]	3,353,728
U.S. Treasury Floating Rate Notes,
3 Month U.S. T-BILL + .06%	2.15	7/31/19	3,365,000	[a]	3,368,102

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 27.4% (continued)
U.S. Government Securities - 9.6% (continued)
U.S. Treasury Inflation Protected
Securities,
Bonds	0.88	2/15/47	370,585	[e]	367,043
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	1/15/27	2,973,063	[e]	2,875,877
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/26	477,229	[c,e]	472,538
U.S. Treasury Notes	2.38	4/15/21	10,030,000		9,952,228
U.S. Treasury Notes	2.50	3/31/23	6,095,000		6,031,074
U.S. Treasury Notes	2.63	2/28/23	1,930,000		1,920,802
U.S. Treasury Notes	2.75	2/15/28	455,000		450,574
					31,393,564
Utilities - .5%
Berkshire Hathaway Energy,
Sr. Unscd. Notes	3.25	4/15/28	170,000		162,674
Dominion Resources,
Sr. Unscd. Notes	3.90	10/1/25	165,000		162,595
Duke Energy,
Sr. Unscd. Notes	3.15	8/15/27	275,000		258,366
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	440,000		476,978
Kentucky Utilities,
First Mortgage Bonds	4.38	10/1/45	105,000		108,484
Louisville Gas & Electric,
First Mortgage Bonds	4.38	10/1/45	125,000		129,147
NiSource Finance,
Gtd. Notes	5.65	2/1/45	230,000		265,681
Sempra Energy,
Sr. Unscd. Notes	3.40	2/1/28	170,000		160,066
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000		33,051
					1,757,042
Total Bonds and Notes
(cost $89,966,973)					89,322,281
			Shares
Exchange-Traded Funds - .0%
Registered Investment Companies - .0%
iShares Russell 1000 Value ETF
(cost $129,174)			1,015		129,006
	7-Day
Description	Yield (%)		Shares		Value ($)
Common Stocks - 65.3%
Advertising - .7%
Omnicom Group			30,488	[c]	2,113,428

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	7-Day
Description	Yield (%)	Shares		Value ($)
Common Stocks - 65.3% (continued)
Aerospace & Defense - 2.1%
L3 Technologies		8,578		1,833,290
Northrop Grumman		2,639		787,715
Raytheon		4,007		799,156
United Technologies		27,021		3,558,666
				6,978,827
Airlines - .9%
Delta Air Lines		52,231		3,054,469
Automobiles & Components - .6%
Aptiv		13,916		1,224,747
General Motors		20,955		755,428
				1,980,175
Banks - 6.3%
Bank of America		175,550	[f]	5,429,761
BB&T		15,298	[f]	790,295
Citigroup		19,155		1,364,602
JPMorgan Chase & Co.		62,938		7,211,436
PNC Financial Services Group		7,266		1,042,962
SunTrust Banks		18,000		1,324,080
U. S. Bancorp		20,129		1,089,180
Wells Fargo & Co.		36,123		2,112,473
				20,364,789
Beverage Products - 1.0%
Coca-Cola		11,071		493,434
Coca-Cola European Partners		12,151		518,119
CVS Health		15,471		1,164,038
PepsiCo		8,856		991,961
				3,167,552
Chemicals - 3.8%
CF Industries Holdings		37,521		1,949,216
DowDuPont		41,055		2,879,187
Martin Marietta Materials		7,819		1,553,792
Mosaic		87,313		2,730,277
Praxair		6,273		992,326
Vulcan Materials		19,225		2,130,130
				12,234,928
Commercial & Professional Services - .3%
FleetCor Technologies		4,784	[f]	1,022,532
Consumer Discretionary - .5%
Las Vegas Sands		23,678		1,549,015
Consumer Durables & Apparel - .4%
PVH		8,430		1,206,839
Diversified Financials - 4.8%
Ameriprise Financial		5,617		797,389

	7-Day
Description	Yield (%)	Shares		Value ($)
Common Stocks - 65.3% (continued)
Diversified Financials - 4.8% (continued)
Berkshire Hathaway, Cl. B		38,468	[f]	8,029,041
Capital One Financial		7,969		789,648
Goldman Sachs Group		4,423		1,051,834
LPL Financial Holdings		10,588		701,349
Morgan Stanley		25,427		1,241,600
Raymond James Financial		7,692		715,664
Voya Financial		47,572		2,381,930
				15,708,455
Electronic Components - 1.0%
Honeywell International		8,315		1,322,584
PACCAR		12,476		853,608
Quanta Services		34,130	[f]	1,180,557
				3,356,749
Energy - 5.4%
Anadarko Petroleum		20,724	[f]	1,334,626
Andeavor Logistics		11,494		1,756,168
Apergy		18,322		828,521
Hess		19,978		1,345,319
Marathon Petroleum		29,298		2,410,932
Occidental Petroleum		60,485		4,830,937
Phillips 66		16,939		2,007,441
Schlumberger		15,546		981,885
Valero Energy		16,375		1,930,285
				17,426,114
Food & Staples Retailing - .8%
Costco Wholesale		10,977		2,559,068
Food Products - 1.8%
ConAgra Foods		35,721		1,312,747
Kellogg		50,743	[c]	3,642,840
Kraft Heinz		8,510		495,878
Mondelez International, Cl. A		12,194		520,928
				5,972,393
Health Care - 9.2%
Abbott Laboratories		19,915	[f]	1,331,119
Becton Dickinson & Co.		4,856	[f]	1,271,641
Biogen		3,986	[f]	1,409,011
BioMarin Pharmaceutical		9,105	[f]	910,318
Boston Scientific		23,268	[f]	827,410
Bristol-Myers Squibb		9,004		545,192
DaVita		6,680	[f]	462,857
Edwards Lifesciences		5,380	[f]	776,011
Gilead Sciences		7,111		538,516
HCA Holdings		4,127		553,472

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	7-Day
Description	Yield (%)	Shares		Value ($)
Common Stocks - 65.3% (continued)
Health Care - 9.2% (continued)
Humana		2,419		806,156
IDEXX Laboratories		7,966	[f]	2,023,683
Illumina		2,506	[f]	889,204
Jazz Pharmaceuticals		4,441	[f]	759,056
McKesson		3,360		432,600
Medtronic		11,646		1,122,791
Merck & Co.		54,000		3,703,860
Mylan		12,932	[f]	506,029
Neurocrine Biosciences		7,447	[c,f]	915,609
Pfizer		98,276		4,080,420
Quest Diagnostics		9,145		1,005,767
UnitedHealth Group		7,254		1,947,409
Vertex Pharmaceuticals		5,027	[f]	926,979
WellCare Health Plans		7,613	[f]	2,303,465
				30,048,575
Industrials - .5%
Dover		6,273		538,663
General Electric		36,965		478,327
Xerox		19,033		530,259
				1,547,249
Information Technology - 5.6%
Activision Blizzard		20,061		1,446,398
Fortinet		16,226	[f]	1,359,090
HubSpot		6,072	[f]	872,546
International Business Machines		24,929		3,651,600
Microsoft		47,166		5,298,157
Oracle		16,484		800,793
PayPal Holdings		11,558	[f]	1,067,150
ServiceNow		4,554	[f]	894,223
Teradata		12,897	[c,f]	534,839
Visa, Cl. A		14,828		2,178,085
				18,102,881
Insurance - 1.0%
American International Group		19,392	[f]	1,031,073
Assurant		7,228		743,183
Athene Holding		10,670	[f]	529,872
Hartford Financial Services Group		19,564		985,439
				3,289,567
Internet Software & Services - 2.6%
Alphabet, Cl. A		613	[f]	755,093
Alphabet, Cl. C		4,172	[f]	5,082,289
Facebook, Cl. A		15,784	[f]	2,773,722
				8,611,104

	7-Day
Description	Yield (%)	Shares		Value ($)
Common Stocks - 65.3% (continued)
Media - .4%
Comcast, Cl. A		36,057		1,333,748
Metals & Mining - .7%
Freeport-McMoRan		126,924		1,783,282
Newmont Mining		16,480		511,374
				2,294,656
Real Estate - 1.1%
Lamar Advertising, Cl. A		29,920	[g]	2,305,336
Outfront Media		63,402	[c,g]	1,259,798
				3,565,134
Retailing - 2.9%
Advance Auto Parts		3,310		542,939
Amazon. com		2,634	[f]	5,301,478
Home Depot		9,314		1,869,972
O'Reilly Automotive		5,271	[f]	1,767,999
				9,482,388
Semiconductors & Semiconductor Equipment - .8%
Broadcom		2,483		543,851
NVIDIA		4,089		1,147,701
Texas Instruments		8,792		988,221
				2,679,773
Technology Hardware & Equipment - 4.8%
Apple		24,865	[f]	5,660,020
Cisco Systems		150,383		7,183,796
Harris		3,184		517,432
Qualcomm		35,390		2,431,647
				15,792,895
Telecommunication Services - 3.5%
AT&T		116,662		3,726,184
Verizon Communications		140,020		7,612,887
				11,339,071
Transportation - .4%
Union Pacific		9,157		1,379,227
Utilities - 1.4%
FirstEnergy		35,079	[c]	1,311,253
PG&E		6,041		278,973
PPL		99,268	[c]	2,952,230
				4,542,456
Total Common Stocks
(cost $165,473,928)				212,704,057

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	7-Day
Description	Yield (%)	Shares	Value ($)
Investment Companies - 7.1%
Registered Investment Companies
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $23,276,163)	1.91	23,276,163 [h]	23,276,163

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $939,209)	1.88	939,209 [h]	939,209
Total Investments (cost $279,785,447)		100.1%	326,370,716
Liabilities, Less Cash and Receivables		(0.1%)	(450,194)
Net Assets		100.0%	325,920,522

[a] Variable rate security—rate shown is the interest rate in effect at period end.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, these securities were valued at $5,834,142 or 1.79% of net assets.
[c] Security, or portion thereof, on loan. At August 31, 2018, the value of the fund’s securities on loan was $12,613,114 and the value of the collateral held by the fund was $12,957,657, consisting of cash collateral of $939,209 and U.S. Government &
Agency securities valued at $12,018,448.
[d] The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
[e] Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[f] Non-income producing security.
[g] Investment in real estate investment trust.
[h] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
August 31, 2018 (Unaudited)

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Asset-Backed		4,227,493		4,227,493
Commercial Mortgage-Backed		1,348,964		1,348,964
Corporate Bonds†		26,181,819		26,181,819
Equity Securities Domestic
Common Stocks†	212,704,057			212,704,057
Exchange-Traded Funds	129,006			129,006
Foreign Government		1,618,580		1,618,580
Municipal Bonds		1,042,008		1,042,008
Registered Investment Companies	24,215,372			24,215,372
U.S. Government
Agencies/Mortgage-Backed		23,509,853		23,509,853
U.S. Treasury		31,393,564		31,393,564

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2018, accumulated net unrealized appreciation on investments was $46,585,269, consisting of $49,973,433 gross unrealized appreciation and $3,388,164 gross unrealized depreciation. At August 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 19, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 19, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)